CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF OPERATIONS
Net revenues	$ 338,314	$ 347,047	$ 293,157
Cost of revenues (including share-based compensation expenses of $5, $10 and $37 for 2012, 2013 and 2014, respectively)	(254,612)	(239,948)	(219,655)
Gross profit	83,702	107,099	73,502
Operating expenses:
General and administrative (including share-based compensation expenses of $3,156, $5,368 and $6,151 for 2012, 2013 and 2014, respectively)	(60,042)	(52,716)	(46,427)
Selling and marketing (including share-based compensation expenses of $5, $4 and $10 for 2012, 2013 and 2014, respectively)	(36,216)	(36,308)	(31,336)
Impairment loss on goodwill	0	(2,923)	0
Impairment loss on acquired intangible assets		(494)
Total operating expenses	(96,258)	(92,441)	(77,763)
Government subsidies	362	439	164
Loss from operations	(12,194)	15,097	(4,097)
Interest income	6,203	7,279	6,722
Income (loss) before income tax expenses and loss in equity method investment	(5,991)	22,376	2,625
Income tax expenses	(4,132)	(7,482)	(876)
Income (loss) after income tax expenses before loss in equity method investment	(10,123)	14,894	1,749
Losses in equity method investments	(107)
Net income (loss)	(10,230)	14,894	1,749
Net loss attributable to the noncontrolling interests, net of taxes	208	1,257	216
Net income (loss) attributable to Xueda Education Group ordinary shareholders	$ (10,022)	$ 16,151	$ 1,965
Net income (loss) per ordinary share:
Net income (Loss) attributable to Xueda Education Group ordinary shareholders, Basic (in dollars per share)	$ (0.08)	$ 0.12	$ 0.01
Net income (loss) attributable to Xueda Education Group ordinary shareholders, Diluted (in dollars per share)	$ (0.08)	$ 0.12	$ 0.01
Weighted average ordinary shares used in calculating net income (loss) per share
Basic (in shares)	126,567,703	131,681,540	131,316,004
Diluted (in shares)	126,567,703	134,466,868	131,776,207